EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
EQUITY INVESTMENTS
Schedule of equity method investments

	December 31, 2020	December 31, 2019
Balance at the beginning of the year	$427,399	$–
Investment	109,700	500,000
Share of loss	(33,590)	(72,601)
Net book value, as of	$503,509	$427,399

	December 31, 2020	December 31, 2019
Current assets	$15,242	$27,218
Non-current assets	–	–
Current liabilities	–	–
Revenue	–	–
Loss	(83,976)	(181,501)